SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net (loss) income per common share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock
Numerator:
Allocation of net income (loss)	$ (547,099)	$ 5,593,607
Denominator:
Weighted average shares outstanding, basic (in Shares)	3,994,189	15,737,185
Weighted average shares outstanding, diluted (in Shares)	3,994,189	15,737,185
Basic net income (loss) per share (in Dollars per share)	$ (0.14)	$ 0.36
Diluted net income (loss) per share (in Dollars per share)	$ (0.14)	$ 0.36
Class B Common Stock
Numerator:
Allocation of net income (loss)	$ (412,991)	$ 1,599,663
Denominator:
Weighted average shares outstanding, basic (in Shares)	3,015,106	4,500,528
Weighted average shares outstanding, diluted (in Shares)	3,015,106	4,500,528
Basic net income (loss) per share (in Dollars per share)	$ (0.14)	$ 0.36
Diluted net income (loss) per share (in Dollars per share)	$ (0.14)	$ 0.36